GOLDMAN SACHS TRUST

Class A, Class B, Class C, Institutional, Service, Class IR and Class R Shares of the

Goldman Sachs High Yield Fund (the “Fund”)

Supplement dated October 10, 2013 to the

Prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”)

dated July 29, 2013, as amended to date

Effective immediately, Rob Cignarella no longer serves as a portfolio manager for the Fund. Accordingly, all references to Mr. Cignarella in the Prospectus and SAI are hereby deleted in their entirety.

This Supplement should be retained with your Prospectus and SAI for future reference.

SSFIHYPMSTK 10-13